Annual Total Returns [BarChart] - iShares Investment Grade Bond Factor ETF - iShares Investment Grade Bond Factor ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2018	(3.07%)
Annual Return 2019	15.87%
Annual Return 2020	11.12%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -4.09%.